Significant events after the reporting period (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Significant events after the reporting period (Details) [Line Items]
Consideration amount	$ 6,000,000
Agreement amount	$ 3,000,000	$ 2,400,000
Payments amount		600,000
Instalments amount		3,000,000
Agreed payment		$ 750,000
Forecast [Member]
Significant events after the reporting period (Details) [Line Items]
Loan agreement			$ 3,000,000
Interest rate, percentage			10.375%